14. Financial assets and liabilities (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2017 ARS ($)
Disclosure of financial assets [line items]
Reserve for impairment of receivables, beginning	$ 1,751
Increases	0
Recovery	0
Reserve for impairment of receivables, ending	1,751
Trade and other receivables
Disclosure of financial assets [line items]
Reserve for impairment of receivables, beginning	1,751
Increases	0
Recovery	0
Reserve for impairment of receivables, ending	$ 1,751